Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions (Details) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) category	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 2,449	$ 2,416	$ 2,233
Unfavourable changes reflected in profit or loss	(1,785)	(1,798)	(1,729)
Favourable changes reflected in OCI	68	52	49
Unfavourable changes reflected in OCI	$ (52)	(55)	(49)
Number of financial instrument categories | category	1
Confidence level	95.00%
Derivatives, trading assets and trading liabilities | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 593	524	483
Unfavourable changes reflected in profit or loss	(327)	(309)	(295)
Favourable changes reflected in OCI	0	0	0
Unfavourable changes reflected in OCI	0	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	1,856	1,873	1,750
Unfavourable changes reflected in profit or loss	(1,458)	(1,470)	(1,434)
Favourable changes reflected in OCI	0	0	0
Unfavourable changes reflected in OCI	0	0	0
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	0	19	0
Unfavourable changes reflected in profit or loss	0	(19)	0
Favourable changes reflected in OCI	68	52	49
Unfavourable changes reflected in OCI	$ (52)	$ (55)	$ (49)